                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6364

                     Van Kampen Ohio Quality Municipal Trust
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               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                                                       COUPON        MATURITY         VALUE
           MUNICIPAL BONDS    148.2%
           OHIO  132.2%
 $ 1,650   Akron, OH Rev & Impt Var Purp (MBIA Insd)                                         5.250%       12/01/17      $ 1,780,564
   1,720   Akron, OH Rev & Impt Var Purp (MBIA Insd)                                         5.250        12/01/18        1,848,192
   1,000   Akron, OH Rev & Impt Var Purp (MBIA Insd)                                         5.250        12/01/19        1,068,940
   1,000   Athens Cnty, OH Hosp Fac Rev Impt O'Bleness Mem Ser A Rfdg                        7.125        11/15/33        1,007,200
   1,435   Avon Lake, OH City Sch Dist Cap Apprec (FGIC Insd)                                    *        12/01/11        1,080,297
   1,000   Brookville, OH Loc Sch Dist (FSA Insd)                                            5.250        12/01/22        1,058,550
   1,025   Cleveland-Cuyahoga Cnty, OH Port Auth Rev Dev Port Cleveland Bd Fd Ser B (AMT)    6.500        11/15/14        1,025,748
   1,500   Columbus, OH Tax Increment Fin Rev Easton Proj (AMBAC Insd)                       5.300        12/01/19        1,614,555
   3,145   Columbus, OH Tax Increment Fin Rev Easton Proj (AMBAC Insd)                       4.875        12/01/24        3,146,384
   1,000   Cuyahoga Cnty, OH Hlthcare Fac Rev Jennings Hall                                  7.300        11/15/23        1,010,110
   1,000   Cuyahoga Cnty, OH Hlthcare Fac Rev Mtg Menorah Pk Ctr Wiggins Proj                6.800        02/15/35        1,010,060
   1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                                    7.500        01/01/30        1,096,730
   1,000   Dayton, OH Arpt Rev Rfdg (AMT) (Radian Insd)                                      5.350        12/01/32          992,280
   1,000   Dublin, OH City Sch Dist Constr & Impt                                            5.000        12/01/16        1,054,980
   1,625   Edgewood, OH City Sch Dist Cap Apprec Ser A Rfdg (MBIA Insd)                          *        12/01/12        1,157,812
   1,625   Edgewood, OH City Sch Dist Cap Apprec Ser A Rfdg (MBIA Insd)                          *        12/01/14        1,037,969
   2,500   Erie Cnty, OH Hosp Fac Rev Firelands Regl Med Ctr Ser A                           5.625        08/15/32        2,505,200
   1,680   Fairfield, OH City Sch Dist Cap Apprec Sch Impt Rfdg (FGIC Insd)                      *        12/01/12        1,196,026
     500   Finneytown, OH Loc Sch Dist (FGIC Insd)                                           6.200        12/01/17          598,275
   1,000   Franklin Cnty, OH Hlthcare Fac Rev OH Presbyterian Ser A                          7.125        07/01/29        1,055,870
   1,000   Gateway Econ Dev Corp Gtr Cleveland OH Stad Rev (AMT)                             6.500        09/15/14        1,021,700
   1,555   Greene Cnty, OH Swr Sys Rev Govt Enterprise (AMBAC Insd)                          5.625        12/01/25        1,666,307
   5,000   Hamilton Cnty, OH Sales Tax Sub Ser B Cap Apprec (AMBAC Insd)                         *        12/01/23        1,863,500
   1,000   Harrison, OH Wastewtr Sys Impt Rfdg (FSA Insd)                                    5.250        11/01/20        1,067,490
     670   Heath, OH City Sch Dist Sch Impt Ser A (FGIC Insd)                                    *        12/01/14          428,137


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
   1,200   Heath, OH City Sch Dist Sch Impt Ser A (FGIC Insd)                                   5.500        12/01/27      1,256,208
   2,000   Hilliard, OH Sch Dist Cap Apprec Sch Impt (FGIC Insd)                                    *        12/01/18      1,024,640
     500   Licking Heights, OH Loc Sch Dist Cap Apprec Ser A (FGIC Insd)                            *        12/01/14        319,505
     610   Licking Heights, OH Loc Sch Dist Cap Apprec Ser A (FGIC Insd)                            *        12/01/15        368,336
     745   Licking Heights, OH Loc Sch Dist Cap Apprec Ser A (FGIC Insd)                            *        12/01/17        402,732
   1,250   London, OH City Sch Dist Sch Fac Constr & Impt (FGIC Insd)                           5.500        12/01/16      1,378,137
   1,000   Lorain Cnty, OH Hosp Rev Catholic Hlthcare                                           5.375        10/01/30      1,003,860
   1,500   Lorain Cnty, OH Hosp Rev Mtg Elyria United Methodist Ser C Rfdg                      6.875        06/01/22      1,546,290
   1,730   Lorain, OH Hosp Impt Rev Lakeland Cmnty Hosp Inc Proj (Escrowed to Maturity)         6.500        11/15/12      1,757,403
   1,000   Lucas Cnty, OH Hlthcare Fac Rev Sunset Retirement Ser A Rfdg                         6.375        08/15/15      1,056,990
     500   Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig Group Ser A                              6.000        11/15/32        519,240
     955   Marysville, OH Exmp Vlg Sch Dist Cap Apprec Sch Impt (AMBAC Insd)                        *        12/01/16        547,578
   1,590   Massillon, OH City Sch Dist Var Purp Impt (MBIA Insd)                                5.250        12/01/17      1,715,817
   2,665   Medina Cnty, OH Lib Dist (FGIC Insd)                                                 5.250        12/01/20      2,854,668
   1,000   Middleburg Heights, OH Southwest Genl Hlth Ctr (FSA Insd)                            5.625        08/15/15      1,100,960
   1,000   Montgomery Cnty, OH Hosp Rev Grandview Hosp & Med Ctr Rfdg (Prerefunded @ 12/01/09)  5.600        12/01/11      1,123,140
   2,650   Montgomery Cnty, OH Wtr Rev Sys Gtr Moraine Beaver Rfdg (AMBAC Insd)                 5.375        11/15/15      2,908,931
     670   Ohio Hsg Fin Agy Mtg Rev Residential Ser A-1 (AMT) (GNMA Collaterali                 5.250        09/01/30        675,347
   5,550   Ohio Hsg Fin Agy Single Family Mtg Rev (Escrowed to Maturity) (FGIC Insd                 *        01/15/15      3,445,773
   5,850   Ohio Hsg Fin Agy Single Family Mtg Rev (Prerefunded @ 07/15/14) (FGIC Insd)              *        01/15/15      3,579,615
   3,065   Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int (MBIA Insd)                       *        02/15/27        888,390
   1,000   Ohio Muni Elec Generation Agy Jt Venture 5 Ctf Ben Int (MBIA Insd)                       *        02/15/28        272,470
   1,065   Ohio St Dept of Tran Ctf Part Panhandle Rail Line Proj (FSA Insd)                    6.500        04/15/12      1,069,409
   1,300   Ohio St Higher Ed Fac Commn Higher Ed Fac Univ Dayton Proj (AMBAC In                 5.500        12/01/30      1,357,096
   2,000   Ohio St Mental Hlth Cap Fac Ser II A (MBIA Insd)                                     5.250        06/01/16      2,158,260
   1,000   Ohio St Univ Gen Rcpt Ser A                                                          5.125        12/01/31      1,012,990
   1,300   Ohio St Wtr Dev Auth Rev Wtr Dev Fresh Wtr Impt                                      5.375        12/01/21      1,388,049
     515   Olentangy Loc Sch Dist OH Cap Apprec Sch Fac Constr (FSA Insd)                           *        12/01/10        407,689
     515   Olentangy Loc Sch Dist OH Cap Apprec Sch Fac Constr (FSA Insd)                           *        12/01/11        387,424
   1,415   Ottawa & Glandorf, OH Loc Sch Fac Constr & Impt (MBIA Insd)                          5.375        12/01/18      1,537,369


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
   1,000   Penta Career Ctr OH Ctf (FGIC Insd)                                                  5.250        04/01/18      1,081,440
   1,000   Pike Cnty, OH Hlthcare Fac Rev Rfdg                                                  6.750        06/01/17        963,390
   1,000   Springboro, OH Cmnty City Sch Dist Sch Impt (MBIA Insd)                              5.250        12/01/20      1,074,240
   1,820   Summit Cnty, OH                                                                      5.250        12/01/22      1,926,561
   1,395   Summit Cnty, OH                                                                      5.250        12/01/23      1,469,061
   1,850   Tipp City, OH Exmp Vlg Sch Dist Sch Fac Constr & Impt (FGIC Insd)                    5.500        12/01/15      2,034,167
   1,000   Toledo-Lucas Cnty, OH Port Auth Crocker Pk Pub Impt Proj                             5.375        12/01/35        997,810
   1,000   Toledo-Lucas Cnty, OH Port Auth Fac Cargill Inc. Proj A Rfdg                         4.800        03/01/22        968,220
   1,270   Toledo-Lucas Cnty, OH Port Auth Northwest OH Bd Fd Ser D (AMT)                       6.900        11/15/20      1,295,083
   1,000   University Cincinnati OH Gen Ser A (FGIC Insd)                                       5.000        06/01/20      1,039,680
   2,300   University Cincinnati OH Gen Ser F                                                   5.375        06/01/16      2,492,303
   1,310   Vandalia, OH Rfdg (AMBAC Insd)                                                       5.250        12/01/21      1,402,159
   1,140   West Chester Twp OH Rfdg (AMBAC Insd)                                                5.000        12/01/20      1,187,230
   2,180   Worthington, OH City Sch Dist Rfdg (FGIC Insd)                                       6.000        06/01/10      2,490,650
   2,050   Zanesville, OH City Sch Dist Sch Impt (MBIA Insd)                                    5.375        12/01/15      2,263,528
                                                                                                                        ------------
                                                                                                                          94,142,714
                                                                                                                        ============
           GUAM  5.7%
   2,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)                                                 5.125        10/01/29      2,031,880
   2,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)                                                 5.250        10/01/34      2,041,760
                                                                                                                        ------------


                                                                                                                           4,073,640
                                                                                                                        ------------

           PUERTO RICO  6.4%
   4,570   Puerto Rico Comwlth Pub Impt Rfdg                                                    3.000        07/01/06      4,573,245
                                                                                                                        ------------


           U. S. VIRGIN ISLANDS    3.9%
   1,500   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A                         6.500        10/01/24      1,686,855
   1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt Ser A (ACA Insd)              6.125        10/01/29      1,058,670
                                                                                                                        ------------
                                                                                                                           2,745,525
                                                                                                                        ------------

TOTAL LONG-TERM INVESTMENTS    148.2%
   (Cost $99,194,046)                                                                                                    105,535,124

SHORT-TERM INVESTMENT    2.0%
   (Cost $1,400,000)                                                                                                       1,400,000
                                                                                                                        ------------
TOTAL INVESTMENTS    150.2%
   (Cost $100,594,046)                                                                                                   106,935,124

LIABILITIES IN EXCESS OF OTHER ASSETS    (1.0%)                                                                            (721,073)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (49.2%)                                                           (35,012,074)
                                                                                                                        ------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                         $71,201,977
                                                                                                                        ============


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                 Percentages are calculated as a percentage of net assets
                 applicable to common shares.

*                Zero coupon bond

ACA              - American Capital Access
AMBAC            - AMBAC Indemnity Corp.
AMT              - Alternative Minimum Tax
FGIC             - Financial Guaranty Insurance Co.
FSA              - Financial Security Assurance Inc.
GNMA             - Government National Mortgage Association
MBIA             - Municipal Bond Investors Assurance Corp.
Radian           - Radian Asset Assurance

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Ohio Quality Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name:   James M. Dykas
Title: Principal Financial Officer
Date:  September 20, 2004